SonicShares Global Shipping ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Transportation - 99.4%(a)
2020 Bulkers Ltd.	11,803	$172,264
AP Moller - Maersk AS - Class B	1,719	2,990,500
Ardmore Shipping Corp.(b)	21,170	476,960
Avance Gas Holding Ltd. (Acquired 12/15/2023 - 06/27/2024; Cost $504,588)(c)	39,246	628,821
BW LPG Ltd. (Acquired 03/17/2022 - 06/27/2024; Cost $806,905)(c)	70,984	1,322,012
COSCO SHIPPING Energy Transportation Co. Ltd. - Class H	636,518	826,689
COSCO SHIPPING Holdings Co. Ltd. - Class H	1,563,507	2,735,546
Costamare, Inc.(b)	59,821	982,859
d'Amico International Shipping SA	62,985	498,183
Danaos Corp.	9,822	907,160
DHT Holdings, Inc.	81,126	938,628
Diana Shipping, Inc.	61,738	176,571
Dorian LPG Ltd.	20,610	864,796
Euroseas Ltd.	3,598	125,606
FLEX LNG Ltd.	27,363	754,008
Frontline PLC(b)	89,956	2,317,267
Genco Shipping & Trading Ltd.	21,689	462,193
Global Ship Lease, Inc. - Class A	17,798	512,404
Golden Ocean Group Ltd.	103,224	1,433,842
Gram Car Carriers ASA	14,806	360,851
Hapag-Lloyd AG (Acquired 02/15/2022 - 06/27/2024; Cost $1,630,190)(c)	8,822	1,638,554
Heung-A Shipping Co. Ltd.(d)	113,312	218,557
Himalaya Shipping Ltd.	22,319	197,040
HMM Co. Ltd.	203,082	2,896,113
Hoegh Autoliners ASA	96,725	1,142,804
International Seaways, Inc.(b)	38,598	2,282,300
Kawasaki Kisen Kaisha Ltd.	190,650	2,773,349
Matson, Inc.	19,715	2,582,073
Mitsui OSK Lines Ltd.	91,257	2,733,285
MPC Container Ships ASA	224,868	475,396
Navigator Holdings Ltd.	37,120	648,115
Nordic American Tankers Ltd.	105,942	421,649
NS United Kaiun Kaisha Ltd.	12,137	381,781
Okeanis Eco Tankers Corp. (Acquired 12/16/2022 - 06/27/2024; Cost $637,491)(c)	24,865	796,334
Orient Overseas International Ltd.	163,401	2,651,703
Pacific Basin Shipping Ltd.	2,583,547	814,039
Pan Ocean Co. Ltd.	253,867	790,280
Pangaea Logistics Solutions Ltd.	24,033	188,178
Safe Bulkers, Inc.	56,631	329,592
Samudera Shipping Line Ltd.	273,386	211,810
Scorpio Tankers, Inc.	30,026	2,440,813
Seanergy Maritime Holdings Corp.	10,660	105,214
SFL Corp. Ltd.	69,854	969,573
SITC International Holdings Co. Ltd.	1,081,858	2,937,648
Star Bulk Carriers Corp.(b)	94,573	2,305,690
Stolt-Nielsen Ltd.	27,010	1,281,057
Teekay Tankers Ltd. - Class A	14,905	1,025,613
Wallenius Wilhelmsen ASA	240,597	2,460,767
ZIM Integrated Shipping Services Ltd.(b)	60,593	1,343,347
		58,529,834
TOTAL COMMON STOCKS (Cost $48,590,911)		58,529,834

SHORT-TERM INVESTMENTS – 10.8%
Investments Purchased with Proceeds from Securities Lending – 10.8%
Mount Vernon Liquid Assets Portfolio, LLC(e)(f)	6,353,959	6,353,959
		6,353,959

Money Market Funds - 0.0%(g)	Shares
First American Government Obligations Fund - Class X, 5.23%(e)	20	20
TOTAL SHORT-TERM INVESTMENTS (Cost $6,353,979)		6,353,979

TOTAL INVESTMENTS – 110.2% (Cost $54,944,890)		$64,883,813
Liabilities in Excess of Other Assets - (10.2)%		(6,000,759)
TOTAL NET ASSETS - 100.0%		$58,883,054

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $6,177,788 which represented 10.5% of net assets.
(c)	Security considered restricted. The total market value of these securities was $4,385,721 which represented 7.4% of the Fund’s net assets.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(f)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2024 is $6,353,959 which represented 10.8% of net assets.
(g)	Represents less than 0.05% of net assets.

Summary of Fair Value Exposure at June 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

● Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

● Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

● Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

SonicShares Global Shipping ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$58,529,834	$—	$—	$58,529,834
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	6,353,959
Money Market Funds	20	—	—	20
Total Investments	$58,529,854	$—	$—	$64,883,813

Refer to the Schedule of Investments for additional information.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.